CURRENT LIABILITIES - TRADE AND OTHER PAYABLES (Tables)	12 Months Ended
Jun. 30, 2019
Trade and other current payables [abstract]
Schedule of Trade and Other Payables

	2019		2018
Trade payables	A$	679,106	A$	271,913
Bonus payable		1,198,063		1,317,188
Accruals and other payables		3,756,393		1,898,481

Carrying amount of trade and other payables		A$ 5,633,562		A$3,487,582